Goodwill and Other Intangible Assets - Summary of Other Intangible Assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 749,139	$ 708,619
Accumulated Amortization	389,353	298,281
Net Carrying Amount	359,786	410,338
Domains Names Available for Sale [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	27,859	27,019
Accumulated Amortization	3,107	732
Net Carrying Amount	$ 24,752	26,287
Weighted Average Useful Life	Indefinite
Developed Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 205,925	202,654
Accumulated Amortization	80,795	57,557
Net Carrying Amount	$ 125,130	$ 145,097
Weighted Average Useful Life	7 years	7 years
Subscriber Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 397,791	$ 364,724
Accumulated Amortization	256,461	204,950
Net Carrying Amount	$ 141,330	$ 159,774
Weighted Average Useful Life	5 years	5 years
Trade-Names [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 81,792	$ 79,754
Accumulated Amortization	42,080	31,869
Net Carrying Amount	$ 39,712	$ 47,885
Weighted Average Useful Life	6 years	6 years
Intellectual Property [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 34,020	$ 29,520
Accumulated Amortization	6,596	2,976
Net Carrying Amount	$ 27,424	$ 26,544
Weighted Average Useful Life	13 years	13 years
Leasehold Interests [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 314	$ 314
Accumulated Amortization	$ 314	197
Net Carrying Amount		$ 117
Weighted Average Useful Life	1 year	1 year
IPR&D [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 1,438	$ 4,634
Net Carrying Amount	$ 1,438	$ 4,634